UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                   Report for the Calendar Year or Quarter Ended June 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Anthion Management, LLC

Address: 160 Mercer Street
         2nd Floor
         New York, NY 10012



13F File Number: 028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brendan McHugh
Title:  Chief Financial Officer
Phone:  (212) 404-6670


Signature, Place and Date of Signing:

/s/ Brendan McHugh              New York, New York            August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                43

Form 13F Information Table Value Total:          $367,168
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     Anthion Management, LLC
                                                          June 30, 2011
                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                                TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
AEROFLEX HLDG CORP            COM             007767106    4,380     241,327  SH         SOLE        NONE        241,327
APPLE INC                     COM             037833100   23,301      69,416  SH         SOLE        NONE         69,416
ARTHROCARE CORP               COM             043136100   10,527     314,525  SH         SOLE        NONE        314,525
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW         049164205    7,179     120,631  SH         SOLE        NONE        120,631
AVIAT NETWORKS INC            COM             05366Y102    5,152   1,307,503  SH         SOLE        NONE      1,307,503
BROADRIDGE FINL SOLUTIONS IN  COM             11133T103   10,562     438,800  SH         SOLE        NONE        438,800
CHART INDS INC                COM PAR $0.01   16115Q308    3,037      56,266  SH         SOLE        NONE         56,266
CHEMTURA CORP                 COM NEW         163893209    2,531     139,075  SH         SOLE        NONE        139,075
CHINACAST EDU CORP            COM             16946T109    2,592     500,311  SH         SOLE        NONE        500,311
CVR ENERGY INC                COM             12662P108    9,482     385,129  SH         SOLE        NONE        385,129
DEMAND MEDIA INC              COM             24802N109    1,355     100,000      PUT    SOLE        NONE        100,000
DIRECTV                       COM CL A        25490A101    5,163     101,595  SH         SOLE        NONE        101,595
ENERGY PARTNERS LTD           COM NEW         29270U303   14,674     990,786  SH         SOLE        NONE        990,786
GOLD RESOURCE CORP            COM             38068T105    2,493     100,000      PUT    SOLE        NONE        100,000
HARBIN ELECTRIC INC           COM             41145W109    2,790     184,500      PUT    SOLE        NONE        184,500
HARTFORD FINL SVCS GROUP INC  COM             416515104    4,220     160,041  SH         SOLE        NONE        160,041
IAC INTERACTIVECORP           COM PAR $.001   44919P508    8,758     229,439  SH         SOLE        NONE        229,439
ICO GLOBAL COMM HLDGS LTD DE  CL A            44930K108      651     235,012  SH         SOLE        NONE        235,012
LIBERTY GLOBAL INC            COM SER A       530555101   11,374     252,520  SH         SOLE        NONE        252,520
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708   16,908     224,715  SH         SOLE        NONE        224,715
LIZ CLAIBORNE INC             COM             539320101    5,859   1,095,210  SH         SOLE        NONE      1,095,210
LOWES COS INC                 COM             548661107    9,324     400,000  SH         SOLE        NONE        400,000
MEMC ELECTR MATLS INC         COM             552715104    2,986     350,000  SH         SOLE        NONE        350,000
MENTOR GRAPHICS CORP          COM             587200106   30,886   2,411,093  SH         SOLE        NONE      2,411,093
MERCURY COMPUTER SYS          COM             589378108    3,808     203,857  SH         SOLE        NONE        203,857
METHANEX CORP                 COM             59151K108    8,294     264,320  SH         SOLE        NONE        264,320
MI DEVS INC                   CL A SUB VTG    55304X104    2,835      93,181  SH         SOLE        NONE         93,181
MOLYCORP INC DEL              COM             608753109      690      11,295  SH         SOLE        NONE         11,295
MOTOROLA MOBILITY HLDGS INC   COM             620097105    7,642     346,731  SH         SOLE        NONE        346,731
MOTOROLA SOLUTIONS INC        COM NEW         620076307   39,343     854,547  SH         SOLE        NONE        854,547
NATUS MEDICAL INC DEL         COM             639050103    1,515     100,000  SH         SOLE        NONE        100,000
ONCOTHYREON INC               COM             682324108    1,379     150,000  SH         SOLE        NONE        150,000
ONCOTHYREON INC               COM             682324108    2,802     304,900      CALL   SOLE        NONE        304,900
PLAINS EXPL& PRODTN CO        COM             726505100    3,312      86,889  SH         SOLE        NONE         86,889
PLATINUM UNDERWRITER HLDGS L  COM             G7127P100    4,787     144,000  SH         SOLE        NONE        144,000
REALD INC                     COM             75604L105   15,329     655,355  SH         SOLE        NONE        655,355
ROCK-TENN CO                  CL A            772739207   37,183     560,491  SH         SOLE        NONE        560,491
SAUER-DANFOSS INC             COM             804137107    4,926      97,762  SH         SOLE        NONE         97,762
SILVERCORP METALS INC         COM             82835P103    2,814     300,000      PUT    SOLE        NONE        300,000
SKECHERS U S A INC            CL A            830566105    7,013     484,348  SH         SOLE        NONE        484,348
SUNRISE SENIOR LIVING INC     COM             86768K106    5,885     617,483  SH         SOLE        NONE        617,483
SUNSTONE HOTEL INVS INC NEW   COM             867892101    5,879     634,155  SH         SOLE        NONE        634,155
VALEANT PHARMACEUTICALS INTL  COM             91911K102   15,548     299,228  SH         SOLE        NONE        299,228


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